FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 11, 2011



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $345,316
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       95707     4559  X                             95707       0       0
Alaska Communications Systems             COM      01167P101     40700      452  X                             40700       0       0
AltiGen Communications Inc                COM      21489109     267600      174  X                            267600       0       0
American Dental Partners                  COM      25353103     907120    12255  X                            907120       0       0
American Express Company                  COM      25816109      17079      733  X                             17079       0       0
American Public Education                 COM      2913V103     291596    10859  X                            291596       0       0
Automatic Data Processing                 COM      53015103      15536      719  X                             15536       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      602  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207       5400      433  X                              5400       0       0
BIDZ.com Inc.                             COM      08883T200   1465198     1777  X                           1465198       0       0
Brookfield Asset Management Inc           COM      112585104     31617     1053  X                             31617       0       0
Choice Hotels International               COM      169905106     10000      383  X                             10000       0       0
Colfax Corporation                        COM      194014106    400092     7366  X                            400092       0       0
Conagra Food Inc                          COM      205887102     10000      226  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2043  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    228736     8589  X                            228736       0       0
Derma Sciences Inc                        COM      249827502     15000       71  X                             15000       0       0
Emergent Group Inc                        COM      29089V203     57000      373  X                             57000       0       0
Emerson Electric Co                       COM      291011104     11173      639  X                             11173       0       0
Exelon Corp                               COM      30161N101      6080      253  X                              6080       0       0
Female Health Company                     COM      314462102    957092     5446  X                            957092       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    277829     7449  X                            277829       0       0
Hallmark Financial Services               COM      40624Q203   2392193    21769  X                           2392193       0       0
HEICO Corp                                CL A     422806208    112303     4191  X                            112303       0       0
Hospitality Properties Trust              COM      44106M102     23915      551  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2488638    65103  X                           2488638       0       0
International Assets Holding Corp         COM      459028106   2277023    53738  X                           2277023       0       0
Interval Leisure Group                    COM      46113M108    275837     4452  X                            275837       0       0
iShares Trust iBoxx Inv Grade CPBD        CPBD     464287242      3034      329  X                              3034       0       0
iShares Trust Treas Inflat                US TIP B 464287176      9675      610  X                              9675       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      674  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     12084      353  X                             12084       0       0
Level 3 Communications                    COM      52729N100     14500       14  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9394      657  X                              9394       0       0
Microsoft Corp.                           COM      594918104     31989      893  X                             31989       0       0
Morningstar, Inc.                         COM      617700109    103711     5505  X                            103711       0       0
National Retail Properties, Inc.          COM      637417106     14000      371  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1177  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    321770     5322  X                            321770       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      148  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      175  X                             10000       0       0
Pizza Inn Inc                             COM      725848105     70502      137  X                             70502       0       0
PowerShares Global Trust                  Nat Muni 73936T474     28967      653  X                             28967       0       0
Psychemedics Corp                         COM      744375205     11917       98  X                             11917       0       0
Reis Inc                                  COM      75936P105     15000      105  X                             15000       0       0
Sears Holdings Corp                       COM      812350106     15896     1172  X                             15896       0       0
Simulations Plus Inc                      COM      829214105     30622       82  X                             30622       0       0
SPDR Series Trust                         IN TR ETF78464A516     15235      891  X                             15235       0       0
SPDR Index Shares                         IN SM ETF78463X871      6721      207  X                              6721       0       0
Stamps.com                                COM      852857200   1020874    13527  X                           1020874       0       0
Stratasys Inc.                            COM      862685104    611439    19957  X                            611439       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     7775  X                           1647336       0       0
The Dolan Company                         COM      25659P402    629165     8758  X                            629165       0       0
The Middleby Corp                         COM      596278101      7089      598  X                              7089       0       0
TravelCenters of America                  COM      894174101     30000      113  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    328217    13580  X                            328217       0       0
Utah Medical Products                     COM      917488108    330348     8880  X                            330348       0       0
Walgreens Co                              COM      931422109     11752      458  X                             11752       0       0
Weight Watcher's International            COM      948626106    141044     5288  X                            141044       0       0
Western Union Co                          COM      959802109     34413      639  X                             34413       0       0
Winmark Corp                              COM      974250102    846500    28476  X                            846500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     11891      152  X                             11891       0       0
XCEL Energy Inc.                          COM      98389B100     26000      612  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102     12555      674  X                             12555       0       0